WARRANT LIABILITY (Tables)	9 Months Ended
Dec. 31, 2021
Warrant Liability
Schedule Of Warrant Liability

	PBI
	Exercise Price	Warrants	Amount
			In 000’$
Warrants outstanding, April 1, 2021	$6.64	49,701	$1,120
Exercise of warrants as of December 31, 2021	$6.64	(15,813)	(235)
Fair value adjustment as of December 31, 2021 (1) (2)	–	–	(726)
Warrants outstanding, December 31, 2021	$6.64	33,888	$159